Information about financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 20,054	$ 37,058	$ 24,857
Fair value	85,511	96,694	67,729
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value		12,395
Financial Assets Measured At Fair Value Through Other Comprehensive Income | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	(50)	(84)	(46)
Level 1 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Level 2 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	10,081	12,395
Level 2 | Cash flow hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	(50)	(84)	(46)
Level 3 | Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Available-for-sale financial assets | Long-term investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	357	386	335
Available-for-sale financial assets | Long-term investments | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	0	0	0
Available-for-sale financial assets | Long-term investments | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	357	386	335
Available-for-sale financial assets | Long-term investments | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Fair value	$ 0	$ 0	$ 0